Disaggregated Revenue (Tables)	12 Months Ended
Sep. 30, 2022
Disclosure Text Block [Abstract]
Schedule of revenue by major product categories
	September 30, 2022		September 30, 2021		September 30, 2020
Revenue Category	Revenue Amount (In USD)	As % of Revenue	Revenue Amount (In USD)	As % of Revenue	Revenue Amount (In USD)	As % of Revenue
Sales of display modules	$35,113,651	34%	$96,087,963	58%	$100,304,865	72%
Sales of polarizers	62,709,731	59%	62,625,352	37%	36,794,524	26%
Research and developments	5,715,914	5%	-	-%	-	-%
Others	1,877,450	2%	9,031,486	5%	2,974,528	2%
Total	$105,416,746	100%	$167,744,801	100%	$140,073,917	100%